Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - Lease Agreements [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of Maturities of Operating Lease Liabilities [Line Items]
2023	$ 476
2024	177
2025	70
Total operating lease payments	723
Less: imputed interest	(41)
Present value of lease liabilities	$ 682